Expense Example - Transamerica QS Investors Active Asset Allocation - Moderate Growth VP	Initial 1 year	Initial 3 years	Initial 5 years	Initial 10 years	Service 1 year	Service 3 years	Service 5 years	Service 10 years
USD ($)	72	224	390	871	97	303	525	1,166